Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies
Schedule of future gross minimum payments receivable in relation to non-cancellable time charter agreements

Period	June 30, 2021
Not later than one year	200,081
Later than one year and not later than two years	133,425
Later than two years and not later than three years	83,232
Later than three years and not later than four years	50,280
Later than four years and not later than five years	41,879
Total	$508,897